Income Taxes ((Loss) Income from Continuing Operations Before Income Taxes) (Details) - AmpliPhi Biosciences Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
United States	$ (7,221,000)	$ (6,934,000)
Foreign	(5,217,000)	(7,206,000)
Loss before income taxes	$ (12,438,000)	$ (14,140,000)